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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Soros Fund Management LLC
Address:   888 Seventh Avenue
           New York, New York  10106

Form 13F File Number:  028-06420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Assistant General Counsel
Phone:            212-397-5516

Signature, Place, and Date of Signing:


/s/ Richard D. Holahan, Jr.       New York, New York           February 14, 2005
---------------------------       ------------------           -----------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                             1
                                                                            ----

Form 13F Information Table Entry Total:                                      110
                                                                           -----

Form 13F Information Table Value Total:                              $ 2,056,035
                                                                     -----------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----

         1.       028 - 10418               George Soros

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended December 31, 2004




                       Title of    Cusip       Fair Market Shares or            Investment Discretion      Voting Authority
                       Class       Number      Value (in   Principal Put/  Sole Shared  Shared  Other      Sole  Shared  None
                                               thousands)  Amount    Call       Instr.V Other   Managers**
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC              NOTE 5.250%  00207RAC5   $    2,617  2,250,000        X                      1        X
                      11/1

------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC           COM          00339B107   $      384     37,100                      X        1               X


------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC           NOTE 3.000%  00651FAE8   $    1,000  1,000,000        X                      1        X
                      3/0

------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO        COM          007903107   $    2,682    121,800                      X        1               X
DEVICES INC

------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC        COM          00826T108   $    1,389     38,000                      X        1               X


------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC         CL A         00845V100   $      558    407,000                      X        1               X


------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC         CL B         00845V209   $      720    533,500                      X        1               X


------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC         NOTE 6.500%  00845VAA8   $    1,584  1,500,000        X                      1        X
                      12/1

------------------------------------------------------------------------------------------------------------------------------------
AGILENT               COM          00846U101   $      581     24,100                      X        1               X
TECHNOLOGIES INC

------------------------------------------------------------------------------------------------------------------------------------
AKAMAI                NOTE 5.500%  00971TAC5   $   13,872 13,600,000        X                      1        X
TECHNOLOGIES INC      7/0

------------------------------------------------------------------------------------------------------------------------------------
ALLOS                 COM          019777101   $    4,146  1,727,300                      X        1               X
THERAPEUTICS, INC
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC      COM          02209S103   $   76,986  1,260,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
ANGLOGOLD             SPONSORED    035128206   $      992     27,292                      X        1               X
ASHANTI LTD           ADR

------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER           ORD          G04074103   $   40,514  2,358,221        X                      1        X
MINES LTD
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO         COM          03822W109   $   23,155  5,500,000        X                      1        X
CIRCUITS CORP

------------------------------------------------------------------------------------------------------------------------------------
AREL COMMUNICATIONS   COM          M14925107   $   1,056     664,630        X                               X
& SOFTWARE
-----------------------------------------------------------------------------------------------------------------------------------
ARIAD                 COM          04033A100   $      458     61,602                      X        1               X
PHARMACEUTICALS INC

------------------------------------------------------------------------------------------------------------------------------------
ASPECT                COM          04523Q102   $      134     12,000        X                      1        X
COMMUNICATIONS CORP

------------------------------------------------------------------------------------------------------------------------------------
AUXILIUM
PHARMACEUTICALS, INC  COM          05334D107   $   28,898  3,265,314                      X        1               X
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC             COM          053499109   $    2,140    124,437        X                      1        X

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended December 31, 2004





Issuer                Title of     Cusip       Fair Market Shares or Put/  Sole Investment Discretion         Voting Authority
                       Class       Number      Value (in   Principal Call       Shared  Shared   Other      Sole  Shared None
                                               thousands)  Amount               Instr.V Other    Managers**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AXCELIS               COM          054540109   $      122     15,000        X                      1         X
TECHNOLOGIES INC

------------------------------------------------------------------------------------------------------------------------------------
AXCELIS               NOTE 4.250%  054540AB5   $   27,041 27,245,000        X                      1         X
TECHNOLOGIES INC      1/1
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                SPONSORED    055622104   $    3,475     59,500        X                      1         X
                      ADR

------------------------------------------------------------------------------------------------------------------------------------
BALL CORP             COM          058498106   $    5,717    130,000        X                      1         X

------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP     COM          067901108   $    2,926    120,800                      X        1               X

------------------------------------------------------------------------------------------------------------------------------------
BARRIER
THERAUPETICS, INC     COM          06850R108   $   45,729  2,754,738                      X        1               X
------------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC           NOTE 4.000%  073325AD4   $    8,040  8,000,000        X                      1         X
                      12/1

------------------------------------------------------------------------------------------------------------------------------------
BIOENVISION, INC      COM          0905N100    $    3,360    375,044                      X        1               X
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC           COM          096227103   $   12,266  5,287,082        X                      1         X

------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNI-      NOTE 2.000%  111621AB4   $   25,584 26,860,000        X                      1         X
CATIONS SYS INC       1/0

------------------------------------------------------------------------------------------------------------------------------------
CALIPER LIFE          COM          130872104   $     150      19,890                      X        1               X
SCIENCES INC
------------------------------------------------------------------------------------------------------------------------------------
CEPHEID               COM          15670R107   $      233     23,461                      X        1               X

------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICA-    CL A        16117M107    $       22     10,000        X                      1         X
TIONS INC DEL

------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC         COM          17275R102   $   48,783  2,525,000        X                      1         X

------------------------------------------------------------------------------------------------------------------------------------
COLLAGENEX
PHARMACEUTICALS I     COM          19419B100   $    1,115    151,965                      X        1               X
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC           DBCV         219350AJ4   $      395    500,000        X                      1         X
                      11/0

------------------------------------------------------------------------------------------------------------------------------------
CROSSROADS            COM          22765D100   $       22     15,000        X                      1         X
SYS INC

------------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND         COM A        261877104   $   51,695    642,729        X                      1         X
ICE CREAM HL INC      CALL PUT

------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE        COM          263534109   $   20,601    420,000        X                      1         X
NEMOURS & CO

------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNI-    NOTE 5.750%   278762AG4   $   17,425 17,000,000        X                      1         X
CATIONS NEW          5/1

------------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP          NOTE 0.250%   292475AD2   $   16,946 18,100,000        X                      1         X
                     12/1

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended December 31, 2004





Issuer               Title of    Cusip      Fair Market Shares or   Put/ Sole Investment Discretion Other    Voting Authority
                      Class      Number     Value (in   Principal   Call       Shared   Shared  Managers**  Sole  Shared None
                                            thousands)  Amount                 Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES   COM NEW      302051206   $    20,977  1,522,300        X                      1         X


------------------------------------------------------------------------------------------------------------------------------------
EXTREME              NOTE 3.500%  30226DAB2   $    10,583 10,690,000        X                      1         X
NETWORKS INC         12/0

------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP     COM          30231G102   $     3,707     72,310        X                      1         X

------------------------------------------------------------------------------------------------------------------------------------
FINISAR              NOTE 2.500%  31787AAF8   $       958  1,000,000        X                      1         X
                     10/1

------------------------------------------------------------------------------------------------------------------------------------
FOUNDRY              COM          35063R100   $       571     43,400                      X        1                 X
NETWORKS INC

------------------------------------------------------------------------------------------------------------------------------------
GENERAL              DBCV 10/2    370334AU8   $     5,690  8,000,000        X                      1         X
MLS INC

------------------------------------------------------------------------------------------------------------------------------------
GENITOPE CORP        COM           37229P507  $     1,344     78,850                      X        1                 X

------------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP          COM           45337C102  $       747     74,750                      X        1                 X

------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES COM NEW       457985208  $    85,463  2,314,187        X                      1         X
HLDGS CP
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO        COM           460146103  $     1,106     26,326                      X        1                 X

------------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS
PHARMACEUTICALs      COM NEW       46116T506  $       396     97,133                      X        1                 X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL        NOTE 4.250%   460254AE5  $    31,396 31,554,000        X                      1         X
RECTIFIER CORP        7/1

------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS      COM           477143101  $   258,602 11,137,055        X                      1         X
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP       NOTE 4.000%    02161AG7  $    47,405 47,464,000        X                      1         X
                      11/0

------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP       NOTE 4.000%   502161AJ1  $        933 1,000,000        X                      1         X
                      5/1
------------------------------------------------------------------------------------------------------------------------------------
LANOPTICS LTD        ORD           M6706C103  $      3,049   219,334                     X         1                 X
------------------------------------------------------------------------------------------------------------------------------------
LATTICE              NOTE 7/0      518415AE4  $      5,003 5,750,000        X                      1         X
SEMICONDUCTOR CORP

------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA        COM SER A     530718105  $        110    10,000        X                      1         X
CORP NEW

------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA        COM SER A     530718105  $      1,587   144,500                     X         1                 X
CORP NEW
------------------------------------------------------------------------------------------------------------------------------------

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended December 31, 2004




                                                                             Investment Discretion          Voting Authority
Issuer                Title of     Cusip       Fair Market Shares or Put/  Sole  Shared Shared- Other      Sole  Shared  None
                       Class       Number      Value (in   Principal Call       Instr.V  Other  Managers**
                                               thousands)  Amount
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA         COM SER A    530719103  $       501     10,836                      X        1               X
INTL INC

------------------------------------------------------------------------------------------------------------------------------------
MAHANAGAR             SPONS ADR    559778402  $       168     21,000                      X        1               X
TEL NIGAM LTD         2001

------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP           COM NEW      577729205  $       674    127,100                      X        1               X

------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL           COM          58047P107  $    20,128  1,174,992        X                      1        X
CORP
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC         COM          585055106  $     7,525    151,500        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC        COM          589331107  $    25,069    780,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC        COM          589331107  $     1,543     48,000                      X        1               X

------------------------------------------------------------------------------------------------------------------------------------
MERCURY               NOTE 4.750% 589405AB5   $    27,285 26,915,000        X                      1        X
INTERACTIVE CORP      7/0

------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP        COM          594918104  $     5,210    195,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO             COM          61945A107  $     1,808    110,774                      X        1               X

------------------------------------------------------------------------------------------------------------------------------------
MYOGEN, INC           COM          62856E104  $    20,959  2,597,142                      X        1               X
------------------------------------------------------------------------------------------------------------------------------------
MYRIAD                COM          62855J104  $     1,013     45,000                      X        1               X
GENETICS INC

------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR         UNIT SER 1   631100104  $     3,992    100,000  PUT   X                      1        X
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP             CL B         65248E203  $     4,018    209,272                      X        1               X

------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP            SPONSORED    654902204  $    11,831    755,000        X                      1        X
                      ADR
------------------------------------------------------------------------------------------------------------------------------------
NORANDA INC           COM          655422103  $     2,314    131,500                      X        1               X
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC        NOTE 3.750%  69344FAB2  $    20,060 19,764,000        X                      1        X
                      8/1

------------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC            COM          699173100  $     1,098    186,500                      X        1               X
TECHNOLOGY CORP

------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC            COM          717081103  $     4,168    155,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended December 31, 2004




                                                                             Investment Discretion          Voting Authority
Issuer                Title of     Cusip       Fair Market Shares or Put/  Sole  Shared Shared- Other      Sole  Shared  None
                       Class       Number      Value (in   Principal Call       Instr.V  Other  Managers**
                                               thousands)  Amount
------------------------------------------------------------------------------------------------------------------------------------

PFIZER INC            COM          717081103  $     1,022     38,000                      X        1               X

------------------------------------------------------------------------------------------------------------------------------------
PHOTRONICS INC        NOTE 4.750%  719405AC6  $    21,338 21,127,000        X                      1        X
                      12/1

------------------------------------------------------------------------------------------------------------------------------------
PURADYN FILTER        COM          746091107  $     5,484  4,570,000        X                      1        X
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
SCI SYS INC           NOTE 3.000%  783890AF3  $     5,573  5,745,000        X                      1        X
                      3/1

------------------------------------------------------------------------------------------------------------------------------------
SPDR TR               UNIT SER 1   78462F103  $    11,716     96,929        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
SANMINA               SDCV 9/1     800907AD9  $    39,458 73,668,000        X                      1        X
SCI CORP

------------------------------------------------------------------------------------------------------------------------------------
SCHERING              COM          806605101  $    34,128  1,634,500        X                      1        X
PLOUGH CORP

------------------------------------------------------------------------------------------------------------------------------------
SUNCOR                COM          867229106  $       673     19,000                      X        1                X
ENERGY INC
------------------------------------------------------------------------------------------------------------------------------------
SUN MICRO-            COM          866810104  $     1,540    285,800                      X        1                X
SYSTEMS INC

------------------------------------------------------------------------------------------------------------------------------------
SUPPORTSOFT INC       COM          868587106  $       333     50,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS             SPON ADR     879403780  $     1,150     30,000                      X        1                X
DE MEXICO S A         ORD L

------------------------------------------------------------------------------------------------------------------------------------
TELEWEST              COM          87956T107  $    72,465  4,122,041        X                      1        X
GLOBAL INC

------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC          SDCV 3.750%  880770AD4  $     6,085  6,036,000        X                      1        X
                      10/1
------------------------------------------------------------------------------------------------------------------------------------
THERAVANCE INC        COM          88338T104  $    15,692    876,659        X                      1        X
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW      COM          886547108  $    43,000  1,345,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC       COM          887317105  $    50,544  2,600,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
TOWER                 COM          891707101  $     2,208    923,900        X                      1        X
AUTOMOTIVE INC

------------------------------------------------------------------------------------------------------------------------------------
TRANSWITCH CORP       COM          894065101  $        62     40,000        X                      1        X


------------------------------------------------------------------------------------------------------------------------------------
TRIQUINT              NOTE 4.000%  89674KAB9  $     2,438   2,500,000       X                      1        X
SEMICONDUCTOR INC     3/0

------------------------------------------------------------------------------------------------------------------------------------

                                          Soros Fund Management LLC
                                          Form 13F Information Table
                                         Quarter ended December 31, 2004




                                                                             Investment Discretion          Voting Authority
Issuer                Title of     Cusip       Fair Market Shares or Put/  Sole  Shared Shared- Other      Sole  Shared  None
                       Class       Number      Value (in   Principal Call       Instr.V  Other  Managers**
                                               thousands)  Amount
------------------------------------------------------------------------------------------------------------------------------------

VALENTIS, INC         COM NEW      91913E302  $     5,419  2,167,744                       X       1               X
------------------------------------------------------------------------------------------------------------------------------------

VEECO INSTRS INC DEL  COM          922417100  $       206      9,780                       X       1               X

------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO   COM          923436109  $    24,610    862,000        X                      1        X


------------------------------------------------------------------------------------------------------------------------------------
VERTEX                COM          92532F100  $       506     47,900                       X       1               X
PHARMACEUTICALS INC

------------------------------------------------------------------------------------------------------------------------------------
VISHAY                NOTE 6/0     928298AD0  $     6,050 10,000,000        X                      1        X
INTERTECHNOLOGY INC

------------------------------------------------------------------------------------------------------------------------------------
VITESSE               COM          928497106  $       124     35,000        X                      1        X
SEMICONDUCTOR CORP

------------------------------------------------------------------------------------------------------------------------------------
WELLCARE HEALTH       COM          94946T106  $   543,848 16,733,784        X                      1        X
PLANS INC
------------------------------------------------------------------------------------------------------------------------------------
WIND RIVER            NOTE 3.750%  973149AE7  $    15,300 15,300,000        X                      1        X
SYSTEMS INC           12/1

------------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO      COM          982526105  $    11,762    170,000        X                      1        X


------------------------------------------------------------------------------------------------------------------------------------
WYETH                 COM          983024100  $     1,917     45,000        X                      1        X

------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD              ORD          G9825R107  $       320    123,640                       X       1               X
------------------------------------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COM          98985T109  $       706     30,700                       X       1               X

------------------------------------------------------------------------------------------------------------------------------------
                                              $ 2,056,035

The following investment managers that are required to file a report pursuant to
Section 13(f) of the Securities Exchange Act of 1934 ("Section 13(f)") exercise investment discretion with respect to certain securities held in accounts for which Soros Fund Management LLC ("SFM LLC") acts as principal investment manager and such managers will report such positions on their reports:


        028-06437          Atlantic Investment Management, Inc.
        028-05875          Blavin & Company, Inc.
        028-05444          Brahman Capital Corp.
        028-11106          EAC Management LP
        028-06301          Origin Capital Management LLC
        028-10804          RR Partners LP
        028-04503          Ridgecrest Investment Management LLC
        028-05395          Select Equity Group, Inc.
        028-06099          Seminole Management Company, Inc.
                           (Paul C. Shiverick)
        028-05369          Sirios Capital Management, L.P.
        028-10036          Vantis Capital Management LLC
        028-04945          Wyper Partners LLC

** Certain securities reported herein are managed by investment managers that are not required to file a report pursuant to Section 13(f). The inclusion of such securities herein shall not be deemed an admission that George Soros or SFM LLC has investment discretion or voting authority over such securities.